Other Intangible assets - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 04, 2025
Disclosure of detailed information about intangible assets [line items]
Amortization			$ 2,200,000	$ 800,000
Xbrane Biopharma
Disclosure of detailed information about intangible assets [line items]
In-process research and development			28,200,000			$ 28,204,000
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets			63,005,000	2,409,000
Cost | Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets			35,000,000.0
Amortization
Disclosure of detailed information about intangible assets [line items]
Amortization			2,192,000	819,000
Kashiv | AVT23
Disclosure of detailed information about intangible assets [line items]
Payment for contract commitment	$ 3,000,000.0		6,700,000
Contractual capital commitments			25,000,000
Commitment, contingent liability			$ 15,000,000
Term			10 years
Kashiv | Forecast | AVT23
Disclosure of detailed information about intangible assets [line items]
Payment for contract commitment		$ 3,000,000.0
Intangible assets with finite lived
Disclosure of detailed information about intangible assets [line items]
Impairment loss			$ 0	$ 0	$ 1,800,000